Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Parenthetical) (Detail) - Swaps [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Charges and Other Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ 1,323
Prepaids and Other Current Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ 4,457
Other Current Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value		$ (3,532)
Other Deferred Credits [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value		$ (845)